Share capital - Rio Tinto Limited - Summary of share capital (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Adjustment on currency translation	$ 47		$ 42		$ (14)
Rio Tinto Limited
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	371,210		371,210		371,210
Number of issued and fully paid up share capital ending balance (in shares)	371,210		371,210		371,210
Issued and fully paid up share capital beginning balance	$ 3,330	[1]	$ 3,570		$ 3,781
Adjustment on currency translation	47		(240)		(211)
Issued and fully paid up share capital ending balance	$ 3,377		$ 3,330	[1]	$ 3,570
Rio Tinto Limited | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only		1 only
Rio Tinto Limited | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only		1 only

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.